Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	$ 3,440	¥ 25,100	¥ 23,339
Restricted cash	105	767	594
Accounts receivable, net	569	4,150	2,089
Inventory, net	28,412	207,400	110,494
Loans recognized as a result of payments under guarantees, net of provision for credit losses of RMB10,337 and RMB7,995 as of March 31, 2023 and 2024, respectively
Other receivables, net of provision for credit losses of RMB26,541 and RMB22,739 as of March 31, 2023 and 2024, respectively	2,055	14,998	18,080
Prepaid expenses and other current assets	11,916	86,977	71,787
Total current assets	46,497	339,394	226,383
Non-current assets:
Property, equipment and software, net	9,784	71,420	74,243
Long-term investments			279,300
Finance lease right-of-use assets, net	184,501	1,346,728	1,339,537
Operating lease right-of-use assets, net	26,631	194,388	168,418
Other non-current assets			268
Total non-current assets	220,916	1,612,536	1,861,766
Total assets	267,413	1,951,930	2,088,149
Current liabilities
Accounts payable	11,177	81,584	80,745
Other payables and other current liabilities	41,975	306,391	370,802
Current portion of finance lease liabilities	25,188	183,852	51,160
Current portion of operating lease liabilities	1,995	14,563	12,310
Current portion of long-term debt and borrowing			291,950
Total current liabilities	104,394	762,006	885,148
Non-current liabilities
Long-term borrowing	7,386	53,913
Consideration payable to WeBank	3,731	27,237
Finance lease liabilities	156,333	1,141,118	1,191,246
Operating lease liabilities	24,785	180,920	154,846
Total non-current liabilities	192,235	1,403,188	1,346,092
Total liabilities	296,629	2,165,194	2,231,240
Mezzanine equity
Redeemable non-controlling interests	21,232	154,977	149,991
Total Mezzanine equity	21,232	154,977	149,991
Shareholders’ deficit
Ordinary shares (US$0.0001 par value, 8,280,000,000 and 190,100,000,000 shares authorized as of March 31, 2023 and 2024, respectively; 1,370,016,554 Class A ordinary shares and 56,340,671,538 Class A ordinary shares issued and outstanding as of March 31, 2023 and 2024, respectively; 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2023 and 2024)	5,455	39,816	39,806
Additional paid-in capital	2,604,078	19,007,948	18,928,837
Subscription receivable from shareholders	(8,284)	(60,467)	(107,879)
Accumulated other comprehensive income	31,198	227,718	225,090
Accumulated deficit	(2,682,862)	(19,600,000)	(19,378,705)
Total Uxin Limited shareholders’ deficit	(50,415)	(368,002)	(292,851)
Non-controlling interests	(33)	(239)	(231)
Total shareholders’ deficit	(50,448)	(368,241)	(293,082)
Total liabilities, mezzanine equity and shareholders’ deficit	267,413	1,951,930	2,088,149
Third Parties [Member]
Current liabilities
Short-term borrowing	23,922	174,616	71,181
Related Party [Member]
Current liabilities
Short-term borrowing	$ 137	¥ 1,000	¥ 7,000